Digital assets (Tables)	12 Months Ended
Dec. 31, 2023
Digital Assets
Schedule of Digital Asset

	2023		2022
BTC	Number	Value	Number	Value
Stock of bitcoins at the beginning of the year	5.29	87,747	0	0
Mined during the year	43.93	1,681,533	5.29	87,747
Exchanged for USD	(23.23)	(889,084)	0	0
Exchanged for USDT	(9.59)	(226,256)
Change in fair value of Bitcoin		39,448
Stock of bitcoins at the end of the year	16.41	693,389	5.29	87,747

USDC
Balance brought forward:
Proceeds from issue of new preferred shares		5,000,000		5,000,000
Proceeds from issue of new ordinary shares		2,003,109		33,200,000
Exchange for USD		889,084
				0
Procurement of equipment and expenses		(7,571,735)		(31,200,000)

Balance carried forward		320,458		7,000,000

USDT:
Proceeds from exchange of bitcoins		226,256		0
Procurement of equipment and expenses		(127,546)		0
Proceeds from Sale of used equipment		81,600		0
		180,310		0

Total per Note 3 to Balance Sheet		1,194,157		7,087,747